Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Litigation proceedings of the Company and Subsidiaries - Additional Information (Detail)
S/ in Thousands, $ in Thousands, € in Millions, R$ in Millions, $ in Billions
													1 Months Ended			12 Months Ended
	Dec. 04, 2017 USD ($)	Dec. 04, 2017 COP ($)	Nov. 24, 2017 USD ($)	Nov. 24, 2017 COP ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2017 COP ($)	Jul. 05, 2016 USD ($)	Sep. 20, 2013 USD ($)	Sep. 20, 2013 CLP ($)	Sep. 20, 2013 COP ($)	Sep. 06, 2013 USD ($)	Sep. 06, 2013 COP ($)	Sep. 30, 2017 PEN (S/)	Aug. 31, 2017 PEN (S/)	Jun. 30, 2012 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2013 USD ($) Plaintiff	Dec. 31, 2013 COP ($) Plaintiff	Dec. 31, 2011 USD ($)	Dec. 31, 2011 PEN (S/)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 PEN (S/)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 PEN (S/)	Dec. 31, 2007	Dec. 31, 2006 USD ($)	Dec. 31, 2006 EUR (€)	Dec. 31, 2005 Light	Dec. 31, 2001 USD ($)	Dec. 31, 2001 EUR (€)	Dec. 31, 1998 USD ($)	Dec. 31, 1998 BRL (R$)	Dec. 31, 1997 USD ($)	Dec. 31, 1997 PEN (S/)	Apr. 03, 2017 ARS ($)	Apr. 28, 2016 ARS ($)	Dec. 31, 2001 EUR (€)
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding					$ 37,896	$ 113,082,893,512.33																												$ 61,336	R$ 202.9
Litigation cost			$ 38,423	$ 114,655,000,000
Litigation loss percentage			30.00%	30.00%
Legal proceedings provision																																						$ 27,876,311	$ 76,184,868
Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																$ 53,620	S/ 174,000															$ 1,141	€ 1
Joint venture agreement payment																																				$ 3,000
Supervision service cost																																				13,000
Estimated cost of litigation proceedings							$ 41,200																													26,613	S/ 86,360
Claims settlement amount							$ 18,500
Enel Generacin Peru [Member] | Perene and Simsa [Member]
Disclosure Of Other Provisions [Line Items]
Joint venture agreement payment																																				$ 13,000
Enel Generacin Peru S A [Member]
Disclosure Of Other Provisions [Line Items]
Restated tax debt | S/													S/ 190,000	S/ 220,000
Restated income tax credits | S/														S/ 22,000
Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding								$ 47,252	$ 141									$ 112,935	$ 337,000,000,000
Percentage of shares in subsidiary																																				51.50%	51.50%
Number of lights in inventory | Light																															8,661
Percentage of district recovered																										15.00%	15.00%
Percentage of profit distribution	70.00%	70.00%																100.00%	100.00%
Codensa S.A [Member] | Enel Américas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit	$ 21,320	$ 63,619,000,000
Emgesa [Member] | Enel Américas S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Distribution of undistributed profit	$ 27,754	$ 82,820,000,000
Product Liability Risks Litigation and Other Provision [Member] | Emgesa [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																				$ 11,058	$ 33,000,000,000
Number of plaintiffs | Plaintiff																				38	38
Decrease in plaintiffs’ income from handicrafts or entrepreneurial activities																				30.00%	30.00%
Product Liability Risks Litigation and Other Provision [Member] | Emgesa [Member] | Parallel Proceedings [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																				$ 573	$ 1,710,000,000,000
Administrative Special Public Utilities Unit [Member] | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding											$ 31,884	$ 95,143,000,000,000
Administrative Special Public Utilities Unit and Codensa [Member] | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding								$ 4,836		$ 14,433,000,000,000
Lawsuits And Arbitrations Proceedings [Member] | Enel Generacin Peru [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding															$ 11,760							$ 24,036	S/ 78,000
Legal proceedings provision																																$ 5,706								€ 5
Superintendencia Nacional De Administracion Tributaria | Codensa [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																						$ 955	S/ 3,100	$ 1,571	S/ 5,100	$ 1,633	S/ 5,300
Percentage of energy loss equivalent to purchases and self generated energy																								2.00%	2.00%
Percentage of energy loss due to stolen energy																										93.00%	93.00%
Percentage of energy loss due to error in meter reading																										7.00%	7.00%
Enel Distribucion Peru [Member]
Disclosure Of Other Provisions [Line Items]
Amount involved in proceeding																													$ 4,565	€ 4
Percentage of energy loss due to stolen energy																												95.00%
Percentage of energy loss due to error in meter reading																												5.00%